DIVIDENDS ON ORDINARY SHARES - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lloyds Banking Group share incentive plan | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	32,377,089	16,514,487
Lloyds Banking Group employee share ownership trust | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	311,540,740	9,998,474
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)	£ 0.0160	£ 0.0133
Dividends proposed or declared before financial statements authorised for issue	£ 1,062	£ 930